LOANS PAYABLE – RELATED PARTIES	9 Months Ended
Dec. 31, 2013
Notes to Financial Statements
LOANS PAYABLE – RELATED PARTIES

NOTE 4.                      LOANS PAYABLE – RELATED PARTIES

Loans payable to related parties were received from a director of the Company and others closely associated persons or businesses. These funds were provided as cash loans to cover operating expenses, payment of Company expenses and as payment for services provided.

Loans payable to a past officer/director totaled $5,219 made up of principal amounting to $3,660 and accrued interest of $1,559

Loans payable to a closely associated business totaled $50,021; made up of principal amounting to $44,198 and accrued interest amounting to $5,823

In aggregate, Loans Payable Related Parties to December 31, 2013 totaled $55,240 made up of $47,858 for principal and $7,382 for accrued interest.